Allowance for Loan Losses - Changes in Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	$ 3,738	$ 5,095	$ 6,801
Provision (recovery) charged to operations	(620)	(389)	28
Charge-offs	(589)	(1,231)	(1,971)
Recoveries	355	263	242
Net (charge-offs)	(234)	(968)	(1,729)
Other			(5)
Balance, end of year	2,884	3,738	5,095
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	1,716	2,665	2,791
Provision (recovery) charged to operations	(527)	(302)	784
Charge-offs	(89)	(749)	(1,005)
Recoveries	210	102	96
Net (charge-offs)	121	(647)	(909)
Other			(1)
Balance, end of year	1,310	1,716	2,665
Non-Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	2,022	2,430	4,010
Provision (recovery) charged to operations	(93)	(87)	(756)
Charge-offs	(500)	(482)	(966)
Recoveries	145	161	146
Net (charge-offs)	(355)	(321)	(820)
Other			(4)
Balance, end of year	$ 1,574	$ 2,022	$ 2,430